Consolidated Statements of Cash Flow (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH (USED) PROVIDED BY OPERATIONS
Net loss	$ (62,536)	$ (15,815)	$ (405,017)
Loss from discontinued operations	0	0	1,983
Depreciation and amortization	60,666	65,281	63,154
Goodwill and trademark impairment	0	0	181,884
Equity in (earnings) losses of investees	(2,750)	(258)	33,433
Loss on debt extinguishment	521	6,275	0
Deferred income taxes	3,872	(8,908)	92,547
Reserve for trade receivables	7,217	4,966	14,041
Amortization of discount on Convertible Notes	12,381	10,968	9,715
Amortization of gain on shipping fleet sale	(6,290)	(13,914)	(14,349)
Stock-based compensation	7,008	5,897	8,193
Restructuring related asset impairments	0	0	4,883
Changes in current assets and liabilities:
Trade receivables	29,799	31,303	(37,098)
Other receivables	(8,456)	10,454	(2,175)
Inventories	11,979	3,770	15,302
Prepaid expenses and other current assets	9,166	(11,130)	(537)
Accounts payable and accrued liabilities	(31,637)	14,781	7,889
Other liabilities	19,096	(913)	31,325
Other	3,765	(11,278)	27,404
Operating cash flow	53,801	91,479	32,577
CASH (USED) PROVIDED BY INVESTING
Capital expenditures	(49,651)	(49,054)	(53,440)
Contribution to equity method investment	0	(18,422)	0
Net proceeds from sale of:
Equity method investments	3,671	3,396	3,142
Other long-term assets	2,904	9,777	4,993
Other, net	(3,685)	3,541	(2,334)
Investing cash flow	(46,761)	(50,762)	(47,639)
CASH (USED) PROVIDED BY FINANCING
Issuances of long-term debt	0	429,415	0
Repayments of long-term debt and capital lease obligations	12,331	413,190	16,768
Borrowings under the 2013 ABL Revolver	24,000	36,590	0
Repayments of the ABL Revolver	(24,000)	(36,590)	0
Borrowings under the Credit Facility Revolver	0	0	70,000
Repayments of the Credit Facility Revolver	0	(40,000)	(30,000)
Payments for debt modification and issuance costs	(266)	(13,951)	(2,405)
Payments of debt extinguishment costs	(300)	0	0
Financing cash flow	(12,897)	(37,726)	20,827
Increase (decrease) in cash and equivalents	(5,857)	2,991	5,765
Cash and equivalents, beginning of period	54,017	51,026	45,261
Cash and equivalents, end of period	$ 48,160	$ 54,017	$ 51,026